Income taxes (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Income taxes
Net operating loss carry-forwards	$ 12,600,000.0	$ 12,600,000	$ 10,800,000
Valuation allowance	$ 4,900,000	$ 4,900,000.0	$ 3,800,000